Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 2, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII (Registration Nos. 333- 210186 and 811- 23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 275 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Cboe Vest Fund of Buffer ETFs and FT Cboe Vest Fund of Deep Buffer ETFs, each a series of the Registrant. Post-Effective Amendment No. 275 was filed electronically with the Securities and Exchange Commission on June 1, 2021.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures